ACCRUED INTEREST RECEIVABLE	12 Months Ended
Jun. 30, 2018
ACCRUED INTEREST RECEIVABLE [Abstract]
ACCRUED INTEREST RECEIVABLE
9.	ACCRUED INTEREST RECEIVABLE

Accrued interest receivable consists of the following:

	2018	2017
	(Dollars in Thousands)
Investment and mortgage-backed securities	$936	$924
Loans receivable	172	196
FHLB stock	117	86

Total	$1,225	$1,206